Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par or stated value per share	$ 0.001	$ 0.001
Common Stock, shares authorized	400,000,000	200,000,000
Common stock, shares issued	96,317,252	53,442,147
Common stock, shares outstanding	96,317,252	53,442,147